Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	JOHNSON MUTUAL FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000892657
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund | Johnson Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEQIX
Johnson Opportunity Fund (Prospectus Summary) | Johnson Opportunity Fund | Johnson Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOPPX
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRLTX
Johnson International Fund (Prospectus Summary) | Johnson International Fund | Johnson International Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JINTX
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund | Johnson Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFINX
Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund | Johnson Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUNX
Johnson Institutional Short Duration Bond Fund (Prospectus Summary) | Johnson Institutional Short Duration Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBDX
Johnson Institutional Short Duration Bond Fund (Prospectus Summary) | Johnson Institutional Short Duration Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIMDX
Johnson Institutional Intermediate Bond Fund (Prospectus Summary) | Johnson Institutional Intermediate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBEX
Johnson Institutional Intermediate Bond Fund (Prospectus Summary) | Johnson Institutional Intermediate Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIMEX
Johnson Institutional Core Bond Fund (Prospectus Summary) | Johnson Institutional Core Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBFX
Johnson Institutional Core Bond Fund (Prospectus Summary) | Johnson Institutional Core Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIMFX
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JENHX